Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Provisions [Abstract]
Schedule of Claims from Vendors	Claims from vendors
Claims from vendors
US$
At January 1, 2024	3,866
Additions	450
Settled during the year	(533)
Disposal of subsidiaries	(3,750)
Exchange alignment	(33)

At December 31, 2024 and 2025	—